Related Party Transactions (Detail Textuals 3) - Dec. 07, 2017 - Securities Purchase Agreement - Shanghai Guang Ming ¥ in Millions	USD ($)	CNY (¥)
Related Party Transaction [Line Items]
Limited liability percentage	100.00%
Business Acquisition, Transaction Costs	$ 363,436	¥ 2.4
Notice period for cash refund to entity	15 days